LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
Schedule of long-term debt

		2012		2011
Outstanding loan amounts (millions of Canadian dollars)	Maturity Dates	Outstanding December 31	Interest Rate[1]	Outstanding December 31	Interest Rate[1]

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian dollars	2014 to 2020	874	10.9%	874	10.9%
U.S. dollars (2012 – US$400; 2011 – US$600)	2021	398	9.9%	610	9.5%
Medium-Term Notes
Canadian dollars	2013 to 2041	4,549	5.9%	4,549	5.9%
Senior Unsecured Notes
U.S. dollars (2012 – US$10,126; 2011 – US$8,626)[2]	2013 to 2040	10,057	5.6%	8,759	6.2%

		15,878		14,792

NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian dollars	2014 to 2024	382	11.5%	387	11.5%
U.S. dollars (2012 – US$200; 2011 – US$375)	2023	199	7.9%	381	8.2%
Medium-Term Notes
Canadian dollars	2025 to 2030	504	7.4%	504	7.4%
U.S. dollars (2012 and 2011 – US$33)	2026	32	7.5%	33	7.5%

		1,117		1,305

TRANSCANADA PIPELINE USA LTD.
Bank Loan
U.S. dollars (2012 – nil; 2011 – US$500)		–	–	509	0.6%

ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$432)	2021 to 2025	430	8.9%	438	8.9%

GAS TRANSMISSION NORTHWEST CORPORATION
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$325)	2015 to 2035	323	5.5%	331	5.5%

TC PIPELINES, LP
Unsecured Loan
U.S. dollars (2012 – US$312; 2011 – US$363)	2017	310	1.5%	369	1.6%
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$350)	2021	348	4.7%	356	4.7%

		658		725

GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. dollars (2012 – US$354; 2011 – US$373)	2018 to 2030	352	7.8%	379	7.8%

TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. dollars (2012 – US$27; 2011 – US$30)	2017	27	4.0%	31	4.4%

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[3]
U.S. dollars (2012 – US$129; 2011 – US$147)	2018	128	6.1%	149	6.1%

		18,913		18,659
Less: Current Portion of Long-Term Debt		894		935

		18,019		17,724

[1]
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's regulated operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

[2]
Includes fair value adjustments of $10 million (2011 – $13 million) attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$350 million of debt at December 31, 2012 (2011 – US$350 million).

[3]
Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

Schedule of interest expense

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Interest on long-term debt	1,190	1,154	1,149
Interest on junior subordinated notes	63	63	65
Interest on short-term debt	37	123	68
Capitalized interest	(300)	(302)	(587)
Amortization and other financial charges[1]	7	6	59

	997	1,044	754

[1]
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to rising interest rates.